UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 99.8%
$198,133	UMB Money Market Fiduciary, 0.01%[1]	$198,133
36,000,000	United States Treasury Bill, 0.99%	35,963,712

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,159,133)	36,161,845

	TOTAL INVESTMENTS – 99.8% (Cost $36,159,133)	36,161,845
	Other Assets in Excess of Liabilities – 0.2%	58,042

	TOTAL NET ASSETS – 100.0%	$36,219,887

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 90.6%
	COMMUNICATIONS – 7.2%
$400,000	AMC Networks, Inc. 4.750%, 12/15/2022[1]	$411,376
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[7]	92,363
260,000	8.000%, 4/15/2020[7]	288,275
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[7]	708,112
400,000	DISH DBS Corp. 6.750%, 6/1/2021[7]	440,000
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[7]	388,000
600,000	McClatchy Co. 9.000%, 12/15/2022[1,7]	619,500
60,000	Netflix, Inc. 5.375%, 2/1/2021[7]	64,350
500,000	SFR Group S.A. 6.000%, 5/15/2022[1,2,3,7]	522,500
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[7]	373,187
350,000	Univision Communications, Inc. 6.750%, 9/15/2022[1,2,7]	363,065
350,000	Windstream Services LLC 7.750%, 10/15/2020[1,7]	280,000
		4,550,728
	CONSUMER DISCRETIONARY – 25.4%
400,000	ADT Corp. 6.250%, 10/15/2021[7]	444,450
415,000	Air Canada 7.750%, 4/15/2021[3,7]	472,062
600,000	AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022[1,7]	604,500
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[7]	209,982
600,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[1,7]	619,500
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1,7]	715,750
1,000,000	Block Financial LLC 5.500%, 11/1/2022[1,7]	1,088,322
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[7]	44,300
	GameStop Corp.
800,000	5.500%, 10/1/2019[1,2]	818,000

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
	GameStop Corp.
$800,000	6.750%, 3/15/2021[1,7]	$832,000
405,000	Gap, Inc. 5.950%, 4/12/2021[1,7]	439,359
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[1]	607,500
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[7]	46,700
	Hertz Corp.
160,000	5.875%, 10/15/2020[1,7]	158,800
443,000	7.375%, 1/15/2021[1,7]	444,661
144,000	International Game Technology 5.500%, 6/15/2020[7]	151,020
	JC Penney Corp., Inc.
110,000	8.125%, 10/1/2019[7]	117,425
311,000	5.650%, 6/1/2020[7]	305,558
400,000	KB Home 8.000%, 3/15/2020[7]	449,912
700,000	L Brands, Inc. 5.625%, 10/15/2023	744,625
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[1,2,7]	618,000
600,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[1]	571,500
80,000	MGM Resorts International 6.750%, 10/1/2020[7]	88,200
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1,7]	361,410
600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	615,000
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,7]	564,000
	RR Donnelley & Sons Co.
340,000	7.625%, 6/15/2020[7]	367,200
169,000	7.875%, 3/15/2021	178,295
191,000	8.875%, 4/15/2021	205,086
492,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,7]	487,080
400,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[7]	396,000
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[7]	52,780
700,000	Signet UK Finance PLC 4.700%, 6/15/2024[1,3]	693,101

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$675,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[1,7]	$659,812
600,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1,7]	630,750
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[4,7]	124,000
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,7]	221,450
		16,148,090
	CONSUMER STAPLES – 7.2%
300,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,7]	264,000
370,000	Avon Products, Inc. 6.500%, 3/1/2019[7]	379,250
400,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,7]	426,000
381,000	Cott Beverages, Inc. 5.375%, 7/1/2022[1,7]	397,193
700,000	Ingles Markets, Inc. 5.750%, 6/15/2023[1]	684,250
600,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,7]	523,500
700,000	Rite Aid Corp. 6.750%, 6/15/2021[1]	724,290
600,000	Safeway, Inc. 4.750%, 12/1/2021	589,200
600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[1]	562,500
		4,550,183
	ENERGY – 13.3%
700,000	Antero Resources Corp. 5.375%, 11/1/2021[1]	718,375
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,7]	275,100
390,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,7]	398,287
619,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[1]	625,190
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1,7]	300,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[1,7]	261,170

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY(Continued)
$365,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.875%, 2/15/2023[1]	$381,425
600,000	Halcon Resources Corp. 6.750%, 2/15/2025[1]	621,000
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[3,7]	160,000
	Laredo Petroleum, Inc.
223,000	5.625%, 1/15/2022[1,7]	224,673
410,000	7.375%, 5/1/2022[1,7]	424,350
400,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,7]	409,000
110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,7]	113,562
400,000	NuStar Logistics LP 6.750%, 2/1/2021[7]	433,000
	Oasis Petroleum, Inc.
280,000	7.250%, 2/1/2019[1,7]	278,600
320,000	6.875%, 1/15/2023[1]	324,800
350,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[3,7]	375,200
400,000	PHI, Inc. 5.250%, 3/15/2019[1,7]	388,000
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[1,7]	407,000
600,000	Southwestern Energy Co. 5.800%, 1/23/2020[1]	642,000
640,000	Transocean, Inc. 6.500%, 11/15/2020[3,7]	660,800
		8,421,532
	FINANCIALS – 9.5%
	CoreCivic, Inc.
87,000	4.125%, 4/1/2020[1,7]	89,175
374,000	5.000%, 10/15/2022[1,7]	388,960
	Credit Acceptance Corp.
500,000	6.125%, 2/15/2021[1,7]	507,500
200,000	7.375%, 3/15/2023[1]	211,500
464,000	Enova International, Inc. 9.750%, 6/1/2021[1,7]	489,520
350,000	First Data Corp. 7.000%, 12/1/2023[1,2,7]	373,730
666,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[7]	668,497

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS(Continued)
$350,000	GFI Group, Inc. 8.375%, 7/19/2018[7]	$366,625
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
565,000	6.000%, 8/1/2020[1,7]	583,052
135,000	6.250%, 2/1/2022[1]	140,738
	Nationstar Mortgage LLC / Nationstar Capital Corp.
47,000	6.500%, 8/1/2018[1,7]	47,147
305,000	7.875%, 10/1/2020[1,7]	311,863
	Navient Corp.
410,000	8.000%, 3/25/2020[7]	452,025
290,000	7.250%, 1/25/2022	317,187
700,000	Oppenheimer Holdings, Inc. 6.750%, 7/1/2022[1]	708,750
400,000	Popular, Inc. 7.000%, 7/1/2019[1,3,7]	411,000
		6,067,269
	HEALTH CARE – 5.3%
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,7]	58,425
572,000	7.125%, 7/15/2020[1,7]	516,230
435,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1,7]	436,686
696,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[7]	683,604
400,000	Select Medical Corp. 6.375%, 6/1/2021[1,7]	412,000
643,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[7]	662,290
	Valeant Pharmaceuticals International, Inc.
80,000	7.000%, 10/1/2020[1,7]	80,500
250,000	7.000%, 10/1/2020[1,2,7]	251,562
250,000	7.500%, 7/15/2021[1,2,3,7]	249,375
		3,350,672
	INDUSTRIALS – 6.2%
350,000	AECOM 5.750%, 10/15/2022[1,7]	366,362
350,000	Bombardier, Inc. 5.750%, 3/15/2022[3,7]	338,625
810,000	Herc Rentals, Inc. 7.500%, 6/1/2022[1,2,7]	875,812
600,000	Kratos Defense & Security Solutions, Inc. 7.000%, 5/15/2019[1,7]	614,250

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS(Continued)
$385,000	Navistar International Corp. 8.250%, 11/1/2021[1,7]	$386,444
700,000	Titan International, Inc. 6.875%, 10/1/2020[1,7]	721,350
	Triumph Group, Inc.
600,000	4.875%, 4/1/2021[1,7]	591,300
25,000	5.250%, 6/1/2022[1]	24,438
26,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,7]	27,061
		3,945,642
	MATERIALS – 10.5%
600,000	Aleris International, Inc. 7.875%, 11/1/2020[1]	600,000
700,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[1]	714,000
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[3,7]	367,815
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[1,7]	486,000
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[1,2,3,7]	538,125
700,000	Chemours Co. 6.625%, 5/15/2023[1,7]	744,625
637,000	Cleveland-Cliffs, Inc. 5.900%, 3/15/2020	630,630
600,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[1,3]	618,000
439,000	Hecla Mining Co. 6.875%, 5/1/2021[1,7]	455,484
400,000	Hexion, Inc. 6.625%, 4/15/2020[1,7]	358,000
546,000	LSB Industries, Inc. 8.500%, 8/1/2019[1,5,7]	535,080
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,7]	159,600
400,000	United States Steel Corp. 7.375%, 4/1/2020[7]	436,000
		6,643,359
	TECHNOLOGY – 4.1%
268,000	BMC Software, Inc. 7.250%, 6/1/2018[7]	274,365
700,000	Infor US, Inc. 6.500%, 5/15/2022[1,7]	725,809

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY(Continued)
$700,000	Pitney Bowes, Inc. 4.700%, 4/1/2023[1]	$688,299
	Western Digital Corp.
350,000	10.500%, 4/1/2024[1,2,7]	411,250
300,000	10.500%, 4/1/2024[1]	352,500
130,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1,7]	137,637
		2,589,860
	UTILITIES – 1.9%
	Ferrellgas LP / Ferrellgas Finance Corp.
35,000	6.500%, 5/1/2021[1]	33,950
165,000	6.750%, 1/15/2022[1]	160,050
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[1]	285,000
60,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,7]	61,725
700,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[1]	703,500
		1,244,225
	TOTAL CORPORATE BONDS (Cost $57,002,790)	57,511,560

	SHORT-TERM INVESTMENTS – 7.6%
4,824,495	UMB Money Market Fiduciary, 0.01%[6]	4,824,495

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,824,495)	4,824,495

	TOTAL INVESTMENTS – 98.2% (Cost $61,827,285)	62,336,055
	Other Assets in Excess of Liabilities – 1.8%	1,155,431

	TOTAL NET ASSETS – 100.0%	$63,491,486

	SECURITIES SOLD SHORT – (4.0)%
	U.S. GOVERNMENT – (4.0)%
	UNITED STATES TREASURY BOND – (2.4)%
(1,500,000)	United States Treasury Bond 2.875%, 11/15/2046	$(1,505,332)
		(1,505,332)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	UNITED STATES TREASURY NOTE – (1.6)%
$(1,000,000)	United States Treasury Note 2.250%, 2/15/2027	$(993,945)
		(993,945)
	TOTAL U.S. GOVERNMENT (Proceeds $2,441,046)	(2,499,277)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,441,046)	$(2,499,277)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	PUT OPTIONS – (0.2)%
	AT&T, Inc.
(170)	Exercise Price: $36.00, Notional Amount: $(612,000), Expiration Date: October 20, 2017	$(1,275)
	iShares 20+ Year Treasury Bond ETF
(48)	Exercise Price: $125.00, Notional Amount: $(600,000), Expiration Date: October 6, 2017*	(4,512)
(48)	Exercise Price: $125.50, Notional Amount: $(602,400), Expiration Date: October 13, 2017*	(7,128)
(49)	Exercise Price: $126.00, Notional Amount: $(617,400), Expiration Date: October 20, 2017*	(9,727)
(51)	Exercise Price: $124.50, Notional Amount: $(634,950), Expiration Date: October 27, 2017*	(6,375)
	The Mosaic Company
(225)	Exercise Price: $26.00, Notional Amount: $(585,000), Expiration Date: December 15, 2017	(104,625)
	Twitter, Inc.
(400)	Exercise Price: $15.00, Notional Amount: $(600,000), Expiration Date: October 20, 2017	(1,400)
	VanEck Vectors Gold Miners ETF
(270)	Exercise Price: $22.50, Notional Amount: $(607,500), Expiration Date: October 6, 2017	(2,430)

	TOTAL PUT OPTIONS (Proceeds $157,270)	(137,472)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $157,270)	$(137,472)

ETF – Exchange Traded Fund
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,021,419.

[3]	Foreign security denominated in U.S. Dollars.
[4]	Security is in default.
[5]	Step rate security.
[6]	The rate is the annualized seven-day yield at period end.
[7]	Security segregated as collateral for open written options contracts and securities sold short.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	COMMUNICATIONS – 3.9%
16,915	Meredith Corp.	$938,782
51,038	New York Times Co. - Class A	1,000,345
15,477	Nexstar Broadcasting Group, Inc. - Class A	964,217
9,177	Walt Disney Co.	904,577
		3,807,921
	CONSUMER DISCRETIONARY – 17.9%
7,774	Allegiant Travel Co.	1,023,836
10,919	Carter's, Inc.	1,078,251
15,437	Dave & Buster's Entertainment, Inc.*	810,134
22,521	Fastenal Co.	1,026,507
24,801	Fox Factory Holding Corp.*	1,068,923
6,257	Home Depot, Inc.	1,023,395
45,138	JetBlue Airways Corp.*	836,407
29,768	La-Z-Boy, Inc.	800,759
9,400	Marriott International, Inc. - Class A	1,036,444
3,726	Mohawk Industries, Inc.*	922,222
4,695	O'Reilly Automotive, Inc.*	1,011,162
72,389	PGT Innovations, Inc.*	1,082,216
15,968	Ross Stores, Inc.	1,031,054
29,646	Shake Shack, Inc.*	985,137
6,244	Snap-on, Inc.	930,419
25,052	Spirit Airlines, Inc.*	836,987
8,205	Visteon Corp.*	1,015,533
21,105	Williams-Sonoma, Inc.	1,052,295
		17,571,681
	CONSUMER STAPLES – 2.9%
7,610	Ingredion, Inc.	918,070
21,002	Ollie's Bargain Outlet Holdings, Inc.*	974,493
32,854	Pilgrim's Pride Corp.*	933,382
		2,825,945
	ENERGY – 3.2%
19,473	Andeavor Logistics LP	974,818
30,446	Devon Energy Corp.	1,117,673
39,864	Matador Resources Co.*	1,082,308
		3,174,799
	FINANCIALS – 19.9%
9,074	American Financial Group, Inc.	938,705
31,484	Apollo Global Management LLC - Class A	947,668
20,038	BB&T Corp.	940,584
62,665	Beneficial Bancorp, Inc.	1,040,239
24,925	Capital Bank Financial Corp. - Class A	1,023,171
3,545	Credit Acceptance Corp.*	993,203

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS(Continued)
14,059	Federal Agricultural Mortgage Corp. - Class C	$1,022,652
34,546	Federated Investors, Inc. - Class B	1,026,016
19,936	Green Dot Corp. - Class A*	988,427
36,224	Guaranty Bancorp	1,007,027
26,276	Houlihan Lokey, Inc.	1,028,180
9,320	Jack Henry & Associates, Inc.	958,003
10,164	JPMorgan Chase & Co.	970,764
23,537	Main Street Capital Corp.	935,596
55,924	New Residential Investment Corp. - REIT	935,608
19,783	Oaktree Capital Group LLC	930,790
12,082	Primerica, Inc.	985,287
19,220	Unum Group	982,718
9,007	Visa, Inc. - Class A	947,897
21,065	Zions Bancorporation	993,847
		19,596,382
	HEALTH CARE – 9.8%
6,880	Alexion Pharmaceuticals, Inc.*	965,195
5,512	Amgen, Inc.	1,027,712
3,262	Biogen, Inc.*	1,021,398
16,337	Bristol-Myers Squibb Co.	1,041,320
7,217	Celgene Corp.*	1,052,383
3,765	Cooper Cos., Inc.	892,719
30,899	Globus Medical, Inc. - Class A*	918,318
21,122	HealthSouth Corp.	979,005
23,330	Phibro Animal Health Corp. - Class A	864,377
28,000	Premier, Inc. - Class A*	911,960
		9,674,387
	INDUSTRIALS – 12.5%
11,764	Amphenol Corp. - Class A	995,705
15,408	Argan, Inc.	1,036,188
17,390	BWX Technologies, Inc.	974,188
14,215	Fortive Corp.	1,006,280
25,406	Generac Holdings, Inc.*	1,166,897
12,814	HEICO Corp. - Class A	976,427
4,492	Huntington Ingalls Industries, Inc.	1,017,168
11,320	Landstar System, Inc.	1,128,038
3,463	Northrop Grumman Corp.	996,374
24,876	Novanta, Inc.*1	1,084,594
21,916	Simpson Manufacturing Co., Inc.	1,074,761
13,217	Toro Co.	820,247
		12,276,867

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 5.0%
15,997	Berry Plastics Group, Inc.*	$906,230
9,621	Celanese Corp.	1,003,182
12,048	Neenah Paper, Inc.	1,030,706
13,764	Owens Corning	1,064,646
19,132	Worthington Industries, Inc.	880,072
		4,884,836
	TECHNOLOGY – 23.9%
21,146	Acacia Communications, Inc.*	995,977
5,832	Apple, Inc.	898,828
12,095	Broadridge Financial Solutions, Inc.	977,518
24,962	Cadence Design Systems, Inc.*	985,250
16,897	Cirrus Logic, Inc.*	900,948
13,175	Cognizant Technology Solutions Corp. - Class A	955,714
29,105	CSRA, Inc.	939,218
7,915	Electronic Arts, Inc.*	934,445
16,700	ExlService Holdings, Inc.*	973,944
5,764	FactSet Research Systems, Inc.	1,038,154
26,302	II-VI, Inc.*	1,082,327
26,351	Intel Corp.	1,003,446
13,404	InterDigital, Inc.	988,545
22,084	Manhattan Associates, Inc.*	918,032
20,989	Maxim Integrated Products, Inc.	1,001,385
15,594	MAXIMUS, Inc.	1,005,813
57,844	NIC, Inc.	992,025
5,689	NVIDIA Corp.	1,017,023
16,843	Paychex, Inc.	1,009,906
6,178	S&P Global, Inc.	965,683
12,571	Silicon Laboratories, Inc.*	1,004,423
9,003	Skyworks Solutions, Inc.	917,406
11,513	Texas Instruments, Inc.	1,032,025
99,565	Xcerra Corp.*	980,715
		23,518,750
	UTILITIES – 0.9%
15,926	National Fuel Gas Co.	901,571

	TOTAL COMMON STOCKS (Cost $91,680,945)	98,233,139

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.4%
$1,365,706	UMB Money Market Fiduciary, 0.01%[2]	$1,365,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,365,706)	1,365,706

	TOTAL INVESTMENTS – 101.3% (Cost $93,046,651)	99,598,845
	Liabilities in Excess of Other Assets – (1.3)%	(1,234,457)

	TOTAL NET ASSETS – 100.0%	$98,364,388

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Kaizen Hedged Premium Spreads Fund is a non-diversified fund. The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2017 (Unaudited)

(e) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Note 3 – Federal Income Taxes
At September 30, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$36,159,133	$59,229,149	$93,198,138

Gross unrealized appreciation	$2,712	$1,423,460	$7,356,618
Gross unrealized depreciation	-	(953,303)	(955,911)
Net unrealized appreciation on investments	$2,712	$470,157	$6,400,707

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets carried at fair value:

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments
Money Market	$198,133	$-	$-	$198,133
U.S. Treasury Bill	-	35,963,712	-	35,963,712
Total Assets	$198,133	$35,963,712	$-	$36,161,845

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$57,511,560	$-	$57,511,560
Short-Term Investments	4,824,495	-	-	4,824,495
Total Assets	$4,824,495	$57,511,560	$-	$62,336,055
Liabilities
U.S. Government	$-	$2,499,277	$-	$2,499,277
Written Options Contracts	32,847	104,625	-	137,472
Total Liabilities	$32,847	$2,603,902	$-	$2,636,749

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2017 (Unaudited)

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$98,233,139	$-	$-	$98,233,139
Short-Term Investments	1,365,706	-	-	1,365,706
Total Investments	$99,598,845	$-	$-	$99,598,845

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 5 - Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds' related events and transactions that occurred through the date of issuance of the Funds' financial statements.

Effective November 10, 2017, the Kaizen Hedged Premium Spreads Fund was renamed to the RAISE™ Core Tactical Fund.  The investment objective of RAISE™ Core Tactical Fund is to seek long-term capital growth.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	11/29/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	11/29/17

*	Print the name and title of each signing officer under his or her signature.